Shareholders' Equity - Common Stock Shares (Details)		1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 24, 2020 shares	Dec. 08, 2020 shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Jun. 30, 2021 USD ($) Vote shares	Mar. 31, 2021 USD ($)	Dec. 15, 2020 $ / shares	Dec. 10, 2020 shares	Sep. 27, 2020 USD ($)
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001
Permanent equity | $			$ (53,092,021)	$ (46,424,169)	$ (35,053,035)	$ (32,174,208)			$ 0
Temporary equity at redeemed | $			414,000,000	414,000,000
Condition For Future Business Combination Threshold Net Tangible Assets | $			$ 5,000,001	$ 5,000,001
Automatic Conversion Upon Business Combination Ratio Percentage			20.00%	20.00%
Founder Shares
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)								10,350,000
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Common shares, votes per share | Vote			1		1
Common shares, shares issued (in shares)			5,763,241
Common shares, shares outstanding (in shares)			5,763,241
Class A Ordinary Shares | Common Stock
Class of Stock [Line Items]
Permanent equity | $									0
Class A Ordinary Shares Subject to Redemption
Class of Stock [Line Items]
Common shares, votes per share | Vote				1
Common shares, shares issued (in shares)			41,400,000
Common shares, shares outstanding (in shares)			41,400,000
Class A common stock subject to possible redemption, issued (in shares)			41,400,000	41,400,000	500,000,000
Temporary equity, shares outstanding			41,400,000	41,400,000
Temporary equity at redeemed | $			$ 414,000,000	$ 414,000,000
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00
Class A Ordinary Shares Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)			0
Common shares, shares outstanding (in shares)			0
Class A Ordinary Shares Not Subject to Redemption | Common Stock
Class of Stock [Line Items]
Permanent equity | $			$ 0	$ 0	$ 0	0
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Common shares, votes per share | Vote			1	1
Common shares, shares issued (in shares)			10,350,000	10,350,000
Common shares, shares outstanding (in shares)			10,350,000	10,350,000				1,725,000
Class B Ordinary Shares | Founder Shares
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)								10,350,000
Class B Ordinary Shares | Founder Shares | Sponsor
Class of Stock [Line Items]
Number of shares surrendered	2,875,000
Shares transferred		30,000
Class B Ordinary Shares | Common Stock
Class of Stock [Line Items]
Permanent equity | $			$ 1,035	$ 1,035	$ 1,035	$ 1,035			$ 0
Common stock subject to redemption
Class of Stock [Line Items]
Temporary equity, shares outstanding			35,636,759